CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Amounts due to related parties	$ 215,877	¥ 1,502,892	¥ 478,113
Customer advances and deferred revenue	87,042	605,970	191,482
Payable to merchants	4,298,671	29,926,488	17,275,934
Accrued expenses and other liabilities	700,547	4,877,062	2,225,667
Merchant deposits	1,126,277	7,840,912	¥ 4,188,273
Short-term borrowings	129,097	898,748
Current portion of lease liabilities	16,624	115,734
Non-Current portion of Lease liabilities	$ 61,564	¥ 428,593
Ordinary shares, outstanding			4,455,688,688
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	2,575,580,988	2,575,580,988	2,381,240,988
Ordinary shares, outstanding	2,575,580,988	2,575,580,988	2,381,240,988
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000	2,200,000,000
Ordinary shares, issued	2,074,447,700	2,074,447,700	2,074,447,700
Ordinary shares, outstanding	2,074,447,700	2,074,447,700	2,074,447,700
Consolidated VIE
Amounts due to related parties	$ 215,877	¥ 1,502,892	¥ 458,147
Customer advances and deferred revenue	87,042	605,969	190,382
Payable to merchants	4,259,994	29,657,227	17,275,934
Accrued expenses and other liabilities	491,358	3,420,728	1,500,951
Merchant deposits	1,126,277	7,840,912	4,188,273
Short-term borrowings	129,097	898,748	0
Current portion of lease liabilities	13,003	90,523	0
Non-Current portion of Lease liabilities	$ 54,968	¥ 382,673	¥ 0